Loans and borrowings	12 Months Ended
Dec. 31, 2021
Loans and borrowings
Loans and borrowings

20.         Loans and borrowings

20.1       Composition of loans and borrowings

	Weighted average effective
	interest rate as of December 31		2021	2020
	2021	2020
Local currency
Bonds	9.1%	6.4%	4,941,024	1,084,461
Syndicated loan	5.4%	5.6%	600,452	811,079
Lease liabilities (1)	6.3%	6.6%	823,922	836,489
Commercial loan	7.8%	6.3%	1,516,377	312,408
			7,881,775	3,044,437
Foreign currency
Bonds (2)	5.7%	6.0%	66,603,695	33,944,548
Commercial loan (3)	3.5%	3.6%	18,750,580	8,247,014
Loans from related parties (Note 31)	0.3%	0.8%	1,483,701	1,277,046
Lease liabilities (1)	6.0%	6.1%	341,177	218,709
			87,179,153	43,687,317
			95,060,928	46,731,754
Current			9,206,283	4,923,346
Non–current			85,854,645	41,808,408
			95,060,928	46,731,754
(1)	Corresponds to present value of the payments to be made during the term of the operative lease contracts of pipelines, tanks, property, and vehicles, recognized by the implementation of IFRS 16 – Leases (See Note 16).
(2)	On October 27, public debt bonds were issued for USD $2,000 million, with maturity of 10 and 30 years, at coupon rates of 4.625% and 5.875%, respectively, to partially refinance the loan obtained for the acquisition of 51.4% of Interconexión Eléctrica S.A. (ISA). The movement of foreign currency bonds also corresponds to the increase in the exchange rate.
(3)	Corresponds mainly to the credit with international banks for the acquisition of ISA for USD$3,672 million (the equivalent value in pesos received corresponds to $14,190,267) subscribed between Ecopetrol and Banco Santander S.A., Citibank N.A., JPMorgan Chase Bank, N.A., and The Bank of Nova Scotia, each with a 25% participation. The main conditions of the financing are: (i) payment of 100% principal at maturity within a period of 2 years from the date of subscription of the contract; (ii) an interest rate of Libor USD (3M) + 80 basis points and (iii) an initial aggregate commission of 30 basis points. The Costs related to the issuance of debt correspond to $42,699 (Note 12).

20.2       Fair value of loans

The fair value of loans and borrowings is $99,258,034 and $52,721,790 as of December 31, 2021, and 2020, respectively.

For fair value measurement, local currency bonds were valued using Precia reference prices, while bonds in U.S. dollars were valued using Bloomberg. Regarding the other financial obligations for which there is no market benchmark, a discount to present value technique was used. These rates incorporate market risk through some benchmarks (Libor, FTD) and the Ecopetrol Business Group’s credit risk (spread).

20.3       Maturity of loans and borrowings

The following are the maturities of loans and borrowing as of December 31, 2021:

	Up to 1
	year (1)	1 – 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	290,858	1,152,829	1,423,909	2,073,428	4,941,024
Syndicated loan	239,597	360,855	—	—	600,452
Lease liabilities	188,477	340,283	283,070	12,092	823,922
Commercial loans	170,758	539,693	595,307	210,619	1,516,377
	889,690	2,393,660	2,302,286	2,296,139	7,881,775
Foreign currency
Bonds	3,275,138	27,550,698	17,515,876	18,261,983	66,603,695
Commercial loans	3,457,708	14,792,560	303,012	197,300	18,750,580
Lease liabilities	100,046	205,617	35,514	—	341,177
Loans from related parties	1,483,701	—	—	—	1,483,701
	8,316,593	42,548,875	17,854,402	18,459,283	87,179,153
	9,206,283	44,942,535	20,156,688	20,755,422	95,060,928

(1)Includes short-term credit and the current portion of long-term debt, as applicable.

The following are the maturities of loans and borrowing as of December 31, 2020:

	Up to 1
	year (1)	1 – 5 years	5–10 years	> 10 years	Total
Local currency
Bonds	65,829	354,081	370,900	293,651	1,084,461
Syndicated loan	242,660	568,419	—	—	811,079
Lease liabilities	167,059	418,938	211,233	39,259	836,489
Commercial loans	106,410	205,998	—	—	312,408
	581,958	1,547,436	582,133	332,910	3,044,437
Foreign currency
Bonds	1,905,325	14,692,852	12,109,859	5,236,512	33,944,548
Commercial loans	1,098,593	6,563,863	584,558	—	8,247,014
Loans from related parties	1,277,046	—	—	—	1,277,046
Lease liabilities	60,424	149,381	8,904	—	218,709
	4,341,388	21,406,096	12,703,321	5,236,512	43,687,317
	4,923,346	22,953,532	13,285,454	5,569,422	46,731,754
(1)	Includes short–term credit and the current portion of long–term debt, as applicable.

20.4       Breakdown by type of interest rate and currency

The following is the breakdown of loans and borrowing by type of interest rate as of December 31, 2021 and 2020:

	2021	2020
Local currency
Fixed rate	1,239,723	523,870
Floating rate	6,642,052	2,520,567
	7,881,775	3,044,437
Foreign currency
Fixed rate	69,427,014	38,706,328
Floating rate	17,752,139	4,980,989
	87,179,153	43,687,317
	95,060,928	46,731,754

The interest on the bonds in national currency is indexed to the CPI (Consumer Price Index) and bank loans and variable rate leasing in Colombian pesos are indexed to the DTF (Fixed Term Deposits) and IBR (Banking Reference Indicator), plus a differential. Interest on loans in foreign currency is calculated based on the LIBOR rate plus a spread and the interests of the other types of debt are at a fixed rate.

20.5       Loans designated as hedging instrument

As of December 31, 2021, Ecopetrol designated USD$13,287 million (2020- USD$8,549 million) of foreign currency debt as a hedging instrument, of which USD$8,315 million is used to hedge the net investment in foreign operations with the US dollar as their functional currency, and USD$4,972 million is used to hedge the cash flows of future crude oil exports. See Note 30 – Risk management.

20.6       Guarantees and covenants

Financing obtained directly by Ecopetrol in capital markets has no guarantees granted or financial covenant restrictions.

The following is a summary of certain restrictions contained in loan instruments of Ecopetrol Business Group. As of Dec 31, 2021, the covenants, loans and payments have been fulfilled.

-	The syndicated loan entered by Oleoducto Bicentenario requires that this subsidiary maintain an established relationship of leverage and solvency and cash flow / service to the debt.
-	ISA and its companies obtained guarantees to support the growth of its different business units and ensure strategic commercial and operational viability; guarantees under paragraph 14 of IFRS 7 corresponding to assets pledged as collateral for contingent assets/liabilities granted. As of December 31, 2021, the total value of the current guarantees is $18,236,351.
-	ISA and its companies have covenants related to the delivery of periodic financial information and the fulfillment of the obligations originated in the credit agreements with the financial entities, the Ministry of Public Works of Chile, the bondholders, the rating agencies of risks, auditors, and municipalities, among others. The main companies with covenants acquired in the management of financing are Ruta Costera, ISA Peru, ISA CETEEP and subsidiaries, ISA Intervial and concessionaires, ISA Interchile.

20.7       Movement of net financial debt

The following is the movement of net financial debt as of December 31, 2021, 2020 and 2019:

	Cash and	Other financial	Loans and	Net financial
	equivalents	assets	borrowings	debt
Balance as of December 31, 2019	7,075,758	4,979,292	(38,239,139)	(26,184,089)
Cash flow	(1,971,156)	(2,107,856)	(6,105,296)	(10,184,308)
Exchange difference:
Recognized in profit or loss	(22,294)	38,701	747,744	764,151
Recognized in other comprehensive income	—	—	(722,458)	(722,458)
Financial cost registered to projects	—	—	(255,372)	(255,372)
Financial income (expense) recognized in profit or loss	—	43,948	(2,386,537)	(2,342,589)
Foreign currency translation	—	42,529	(175,885)	(133,356)
Effect of loss of control in subsidiaries	—	—	528,981	528,981
Other movements that do not generate cash flow	—	75,045	(123,792)	(48,747)
Balance as of December 31, 2020	5,082,308	3,071,659	(46,731,754)	(38,577,787)
Cash flow (1)	3,992,936	(1,317,936)	(9,729,667)	(7,054,667)
Exchange difference:
Recognized in profit or loss	491,428	76,085	(810,358)	(242,845)
Recognized in other comprehensive income	—	—	(6,113,502)	(6,113,502)
Financial cost registered to projects	—	—	(255,708)	(255,708)
Financial income (expense) recognized in profit or loss	—	7,431	(3,095,224)	(3,087,793)
Foreign currency translation	—	55,306	(821,889)	(766,583)
Valuation recognized in results and OCI	—	(1,632)	—	(1,632)
Uploading index	—	—	(85,652)	(85,652)
Effect of business combination (Note 12) (2)	4,983,234	1,093,941	(27,458,935)	(21,381,760)
Other movements that do not generate cash flow	—	(50,120)	41,761	(8,359)
Balance as of December 31, 2021	14,549,906	2,934,734	(95,060,928)	(77,576,288)
(1)	The cash flow related to loans and borrowings includes the cash proceeded from borrowing, repayments, lease, and interest payments. The cash flow also includes $42,699 related to the issuance of debt for ISA acquisition (Note 12).
(2)	Includes for loans and financing, loans for $27,203,432 and lease liabilities for $255,503.